Vessel Operating Expenses - Summary of Vessel Operating Expenses Amounts in Accompanying Consolidated Statements of Operations (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Crew wages and related costs	$ 8,592,098	$ 4,321,751	$ 3,804,598
Insurance	780,973	323,719	290,866
Repairs and maintenance	2,474,586	845,200	1,227,639
Spares and consumable stores	2,901,979	1,181,483	1,015,100
Miscellaneous expenses	1,643,500	760,874	822,391
Total	$ 16,393,136	$ 7,433,027	$ 7,160,594